Employee Benefit Liabilities	12 Months Ended
Dec. 31, 2025
Employee Benefit Liabilities [Abstract]
EMPLOYEE BENEFIT LIABILITIES
NOTE 15:-	EMPLOYEE BENEFIT LIABILITIES

Employee benefits consist of short-term benefits and post-employment benefits.

Post-employment benefits:

According to the labor laws and the Israeli Severance Pay Law, 1963 (the “Severance Pay Law”), the Company is required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to Section 14 of the Severance Pay Law, as specified below. The Company’s obligation to pay such compensation is accounted for as a post-employment benefit. The computation of the Company’s employee benefit liability is made in accordance with a valid employment contract based on the employee’s salary and employment term which establish the entitlement to receive the compensation.

The post-employment benefits are normally financed by contributions classified as defined benefit plans or as defined contribution plans as detailed below.

Defined contribution plans:

The Severance Pay Law applies to a substantial part of the compensation payments, pursuant to which the fixed contributions paid by the Company into pension funds and/or policies of insurance companies release the Company from any additional liability to employees for whom said contributions were made. These contributions and contributions for compensation are accounted for as defined contribution plans.

	Year ended December 31,
	2025	2024	2023
Expenses in respect of defined contribution plans	$112	$106	$105